UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                      Date of fiscal year end: December 31

           Date of reporting period: July 1, 2004 - September 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


    SHARES                      SECURITY DESCRIPTION                   VALUE

COMMON STOCK - 91.7%

BUSINESS SERVICES - 7.2%
          1,550 aQuantive, Inc.+                                     $ 14,957
          1,808 Audible, Inc.+                                         32,417
            300 CoStar Group, Inc.+                                    14,757
            750 Digital River, Inc.+                                   22,335
            700 Infospace, Inc.+                                       33,173
            375 iPayment, Inc.+                                        15,060
            325 Kanbay International, Inc.+                             6,910
          1,000 Sirf Technology Holdings, Inc.+                        14,230
                                                                 --------------
                                                                 --------------
                                                                      153,839
                                                                 --------------
                                                                 --------------

CONSUMER OTHER - 12.8%
          1,450 Alamosa Holdings, Inc.+                                11,079
            525 Buffalo Wild Wings, Inc.+                              14,721
          1,870 CKE Restaurants, Inc.+                                 20,663
            700 California Pizza Kitchen, Inc.+                        15,295
            450 Coldwater Creek, Inc.+                                  9,391
            425 CommScope, Inc.+                                        9,180
            370 Deckers Outdoor Corp.+                                 12,580
          1,025 J. Jill Group, Inc.+                                   20,346
            715 Life Time Fitness, Inc.+                               18,347
          1,800 Lions Gate Entertainment Corp.+                        15,660
            335 MSC Industrial Direct Co.                              11,417
          1,700 Nautilus Group, Inc.                                   38,403
          1,275 Novatel Wireless, Inc.+                                29,963
            460 Red Robin Gourmet Burgers, Inc.+                       20,088
            405 Scansource, Inc.+                                      25,839
                                                                 --------------
                                                                 --------------
                                                                      272,972
                                                                 --------------
                                                                 --------------

CONSUMER RETAIL - 2.4%
            500 American Eagle Outfitters                              18,425
            445 Bebe Stores, Inc.                                       9,398
            300 Men's Warehouse, Inc.+                                  8,715
            440 Urban Outfitters, Inc.+                                15,136
                                                                 --------------
                                                                 --------------
                                                                       51,674
                                                                 --------------
                                                                 --------------

ENERGY - 10.2%
            600 Cal Dive International, Inc.+                          21,372
          1,000 Carrizo Oil & Gas, Inc.+                                9,570
            600 Dril-Quip, Inc.+                                       13,380
          6,000 Gasco Energy, Inc.+                                    20,400
          1,000 Grant Prideco, Inc.+                                   20,490
            850 Hydril+                                                36,508
            570 Offshore Logistics, Inc.+                              19,619
          1,000 Oil States International, Inc.+                        18,700
            825 Range Resources Corp.                                  14,429
            525 Southwestern Energy Co.+                               22,045
          1,140 Todco-Class A+                                         19,779
                                                                 --------------
                                                                 --------------
                                                                      216,292
                                                                 --------------
                                                                 --------------

FINANCIALS - 3.7%
            750 Cash America International, Inc.                       18,345
            730 Commerical Capital Bancorp, Inc.                       16,564
            520 First Marblehead Corp.+                                24,128
            355 Wintrust Financial Corp.                               20,334
                                                                 --------------
                                                                 --------------
                                                                       79,371
                                                                 --------------
                                                                 --------------

HEALTHCARE SERVICES - 4.3%
            600 American Healthways, Inc.+                             17,466
            460 AMERIGROUP Corp.+                                      25,875
            310 CUNO, Inc.+                                            17,902
          1,215 Caraustar Industries, Inc.+                            20,376
            575 Rudolph Technologies, Inc.+                             9,626
                                                                 --------------
                                                                 --------------
                                                                       91,245
                                                                 --------------
                                                                 --------------

INDUSTRIAL - 7.9%
            800 Bucyrus International, Inc.+                           26,880
          1,250 Crompton Corp.                                         11,862
            500 Georgia Gulf Corp.                                     22,295
            595 General Maritime Corp.+                                20,724
            300 Headwaters, Inc.+                                       9,258
            725 Hercules, Inc.+                                        10,331
            275 HUB Group, Inc.+                                       10,244
            460 Hughes Supply, Inc.                                    13,832
            600 Maverick Tube Corp.+                                   18,486
            400 Steel Dynamics, Inc.                                   15,448
            150 UTI Worldwide, Inc.                                     8,822
                                                                 --------------
                                                                 --------------
                                                                      168,182
                                                                 --------------
                                                                 --------------

PRODUCTS/PHARMACEUTICAL - 19.0%
            410 Advanced Medical Optics, Inc.+                         16,224
            465 Affymetrix, Inc.+                                      14,280
            550 American Medical Systems Holdings, Inc.+               19,948
          1,300 Angiodynamics, Inc.+                                   15,509
          1,080 Arthrocare Corp.+                                      31,633
          1,270 Atherogenics, Inc.                                     41,846
          1,500 Auxilium Pharmaceuticals, Inc.+                        12,795
            380 Biosite, Inc.+                                         18,605
            790 Bone Care International, Inc.+                         19,197
            460 Connetics Corp.+                                       12,429
            750 Cypress Bioscience, Inc.+                               8,753
            950 EPIX Pharmaceuticals, Inc.+                            18,345
          1,000 First Horizon Pharmaceutical Corp.+                    20,010
            500 Immunicon Corp.+                                        5,000
            750 Intuitive Surgical, Inc.+                              18,563
            900 Keryx Biopharmaceuticals, Inc.+                        10,071
            280 Kyphon, Inc.+                                           6,938
          2,020 Lifecell Corp.+                                        20,200
            475 MannKind Corp.+                                         9,519
            585 Molecular Devices Corp.+                               13,788
          1,000 Natus Medical, Inc.+                                    6,920
          1,050 NitroMed, Inc.+                                        25,032
            600 Rigel Pharmaceuticals, Inc.+                           15,180
            600 Senomyx, Inc.+                                          5,399
            840 Telik, Inc.+                                           18,732
                                                                 --------------
                                                                 --------------
                                                                      404,916
                                                                 --------------
                                                                 --------------

SEMICONDUCTORS & EQUIPMENT - 13.2%
          1,600 Atheros Communciations, Inc.+                          16,320
          1,175 Color Kinetics, Inc.+                                  15,040
          1,100 Cree, Inc.+                                            33,583
          1,375 Ditech Communciations Corp.+                           30,786
          2,625 Input/Output, Inc.+                                    27,064
          1,585 Microsemi Corp.+                                       22,349
          4,725 Microtune, Inc.+                                       24,948
          1,275 Newport Corp.+                                         14,624
          1,100 Sigmatel, Inc.+                                        23,331
            650 Silicon Image, Inc.+                                    8,216
          3,300 Symmetricom, Inc.+                                     31,218
            870 Tessera Technologies, Inc.+                            19,227
            900 Ultratech, Inc.+                                       14,103
                                                                 --------------
                                                                 --------------
                                                                      280,809
                                                                 --------------
                                                                 --------------

SOFTWARE & SERVICES - 10.3%
            325 Altiris, Inc.+                                         10,286
          1,950 Aspen Technology, Inc.+                                13,630
            575 Cogent, Inc.+                                          10,476
          1,125 F5 Networks, Inc.+                                     34,268
            650 Jamdat Mobile, Inc.+                                   14,996
            975 Niku Corp.+                                            14,820
            740 Open Solutions, Inc.+                                  18,478
          1,200 Salesforce.com, Inc.+                                  18,756
          4,050 Sapient Corp.+                                         30,902
          1,000 Tivo, Inc.+                                             6,620
            850 Websense, Inc.+                                        35,420
            600 Witness Systems, Inc.+                                  9,642
                                                                 --------------
                                                                 --------------
                                                                      218,294
                                                                 --------------
                                                                 --------------

TECHNOLOGY - 0.7%
          1,750 Advanced Digital Information Corp.+                    15,225
                                                                 --------------
                                                                 --------------


TOTAL COMMON STOCK (COST $1,719,957)                                1,952,819
                                                                 --------------
                                                                 --------------


PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 8.2%
       $173,963 Citibank Money Market Deposit Account                 173,963
                                                                 --------------
                                                                 --------------
                (Cost $173,963)

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $1,893,920)*                                                $ 2,126,782
Other Assets and Liabilities, Net - 0.1%                                1,292
                                                                 --------------
                                                                 --------------
Total Net Assets - 100.0%                                         $ 2,128,074
                                                                 ==============
                                                                 ==============

+ Non-income producing security.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                        $242,743
Gross Unrealized Depreciation                                        ($9,881)
                                                                     ----------
                                                                     ----------
Net Unrealized Appreciation (Depreciation)                           $232,862


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

      Shares                    Security Description                                       Value
-------------------  -------------------------------------------                     -------------------
-------------------  -------------------------------------------                     -------------------
COMMON STOCK - 85.8%

AUTOMOBILES & COMPONENTS - 4.1%
            26,900   Continental AG                                                         $ 1,460,008
            74,500   Ford Motor Co.                                                           1,046,725
            20,700   Peugeot SA                                                               1,275,186
                                                                                     -------------------
                                                                                     -------------------
                                                                                              3,781,919
                                                                                     -------------------
                                                                                     -------------------

BANKS - 20.8%
            63,120   ABC Bancorp                                                              1,273,130
            55,073   ABN Amro Holdings NV                                                     1,251,048
            30,200   Astoria Financial Corp.                                                  1,071,798
            84,400   Banco Bilboa Vizcaya Argentaria SA                                       1,161,459
            32,519   Banknorth Group, Inc.                                                    1,138,165
            17,530   Colony Bankcorp, Inc.                                                      436,059
            40,019   Commercial Capital Bancorp, Inc.                                           908,031
           160,300   DNB Holding ASA                                                          1,268,064
            27,400   Greenpoint Financial Corp.                                               1,271,634
            73,300   HF Financial Corp.                                                       1,229,241
            33,330   International Bancshares Corp.                                           1,224,878
           146,300   Lloyds TSB Group plc                                                     1,142,340
            40,000   South Financial Group, Inc.                                              1,128,000
            61,900   Southwest Bancorp, Inc.                                                  1,364,895
            83,617   Sovereign Bancorp, Inc.                                                  1,824,523
            26,160   Webster Financial Corp.                                                  1,292,042
                                                                                     -------------------
                                                                                     -------------------
                                                                                             18,985,307
                                                                                     -------------------
                                                                                     -------------------

BUILDING MATERIALS - 1.3%
            22,700   Compagnie de Saint-Gobain                                                1,165,233
                                                                                     -------------------
                                                                                     -------------------

CAPITAL GOODS - 10.1%
            15,200   Allete, Inc.                                                               494,000
            40,000   Ametek, Inc.                                                             1,212,800
            55,039   CRH plc                                                                  1,305,646
             5,020   Draka Holding                                                               63,533
           500,000   FKI plc                                                                  1,085,729
            32,400   KCI Konecranes Oyj                                                       1,259,537
            18,400   Kone Oyj Class B                                                         1,108,361
            71,000   Maruichi Steel Tube Ltd.                                                 1,171,792
             8,400   Trex Co. Inc.+                                                             371,952
            56,500   YIT-Yhtyma Oyj                                                           1,112,242
                                                                                     -------------------
                                                                                     -------------------
                                                                                              9,185,592
                                                                                     -------------------
                                                                                     -------------------

COMMERCIAL SERVICES & SUPPLIES - 2.4%
            54,543   Cendant Corp.                                                            1,178,129
            73,300   Central Parking Corp.                                                      969,026
                                                                                     -------------------
                                                                                     -------------------
                                                                                              2,147,155
                                                                                     -------------------
                                                                                     -------------------

CONSUMER DURABLES & APPAREL - 10.0%
           109,000   Barratt Developments plc                                                 1,116,383
            84,600   Bellway plc                                                              1,117,541
            15,600   Christian Dior SA                                                          929,041
           171,600   Crest Nicholson plc                                                      1,111,656
           173,000   George Wimpey plc                                                        1,258,469
            58,300   Maytag Corp.                                                             1,070,971
           109,841   Persimmon plc                                                            1,314,815
            17,900   Toro Co.                                                                 1,222,570
                                                                                     -------------------
                                                                                     -------------------
                                                                                              9,141,446
                                                                                     -------------------
                                                                                     -------------------

ENERGY - 4.6%
            51,600   ENI SpA                                                                  1,156,133
            51,800   Repsol YPF SA                                                            1,137,453
            71,000   Sasol Ltd.                                                               1,321,313
           243,000   Valkyries Petroleum Corp.+                                                 624,037
                                                                                     -------------------
                                                                                     -------------------
                                                                                              4,238,936
                                                                                     -------------------
                                                                                     -------------------

FOOD, BEVERAGE & TOBACCO - 1.3%
           339,000   Greencore Group plc                                                      1,183,117
           140,500   Parmalat Finanziaria SpA+                                                   16,578
                                                                                     -------------------
                                                                                     -------------------
                                                                                              1,199,695
                                                                                     -------------------
                                                                                     -------------------

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
             5,700   Anthem, Inc.+                                                              497,325
            36,300   Pacificare Health Systems, Inc.+                                         1,332,210
            15,448   UnitedHealth Group, Inc.                                                 1,139,062
             4,650   Wellpoint Health Networks, Inc.+                                           488,669
                                                                                     -------------------
                                                                                     -------------------
                                                                                              3,457,266
                                                                                     -------------------
                                                                                     -------------------

INTERNET SOFTWARE & SERVICES - 1.1%
             1,040   eAccess Ltd.+                                                              962,482
                                                                                     -------------------
                                                                                     -------------------

MATERIALS - 9.9%
           125,700   BHP Billiton plc                                                         1,322,681
            16,300   Impala Platinum Holdings Ltd.                                            1,306,517
            20,100   Imerys SA                                                                1,336,833
            91,600   Methanex Corp.                                                           1,367,974
            90,000   Sappi Ltd.                                                               1,271,815
            30,400   Svenska Cellulosa AB Class B                                             1,181,726
            63,600   UPM-Kymmene Oyj                                                          1,210,935
                                                                                     -------------------
                                                                                     -------------------
                                                                                              8,998,481
                                                                                     -------------------
                                                                                     -------------------

RETAILING - 2.6%
            45,600   Adesa, Inc.+                                                               749,208
            68,400   WESCO International, Inc.+                                               1,658,700
                                                                                     -------------------
                                                                                     -------------------
                                                                                              2,407,908
                                                                                     -------------------
                                                                                     -------------------

TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
             5,900   Samsung Electronics Co. Ltd. GDR*                                        1,173,339
            11,500   Samsung SDI Co. Ltd.                                                     1,133,521
            47,100   Teradyne, Inc.+                                                            631,140
                                                                                     -------------------
                                                                                     -------------------
                                                                                              2,938,000
                                                                                     -------------------
                                                                                     -------------------

TELECOMMUNICATION SERVICES - 3.3%
           109,600   Portugal Telecom SGPS SA                                                 1,207,413
             3,380   SK Telecom Co. Ltd.                                                        515,146
            33,000   Verizon Communications, Inc.                                             1,299,540
                                                                                     -------------------
                                                                                     -------------------
                                                                                              3,022,099
                                                                                     -------------------
                                                                                     -------------------

TRANSPORTATION - 1.6%
           202,200   Camillo Eitzen & Co.+                                                    1,477,864
                                                                                     -------------------
                                                                                     -------------------

UTILITIES - 5.7%
            17,200   FPL Group, Inc.                                                          1,175,104
            67,000   Kansai Electric Power Co., Inc.                                          1,181,155
            54,000   Tokyo Electric Power Co., Inc.                                           1,161,185
            35,800   TXU Corp.                                                                1,715,536
                                                                                     -------------------
                                                                                     -------------------
                                                                                              5,232,980
                                                                                     -------------------
                                                                                     -------------------

TOTAL COMMON STOCK (COST $64,782,729)                                                        78,342,363
                                                                                     -------------------
                                                                                     -------------------

PREFERRED STOCK - 0.0%
             5,409   CP Santa Rosa Corp.+
                     (COST $25,008)                                                                 541
                                                                                     -------------------
                                                                                     -------------------

REAL ESTATE INVESTMENT TRUST - 1.2%
            42,000   Equity Office Properties Trust
                     (COST $1,090,323)                                                        1,144,500
                                                                                     -------------------
                                                                                     -------------------

Principal
AMOUNT
CERTIFICATES OF DEPOSIT - 0.0%
           $ 6,450   Middlesex Savings Bank, 5.65%, 11/26/04                                      6,450
             6,459   Stoneham Savings Bank, 5.22%, 11/28/04                                       6,459
                                                                                     -------------------
                                                                                     -------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $12,909)                                                     12,909
                                                                                     -------------------
                                                                                     -------------------

COMMERCIAL PAPER # - 12.7%
         3,540,000   American Express Co., 1.60%, 10/1/04                                     3,540,000
         3,126,000   General Electric Capital Corp, 1.74%, 10/5/04                            3,126,000
         4,939,000   Prudential Funding Corp., 1.67%, 10/4/04                                 4,939,000
                                                                                     -------------------
                                                                                     -------------------
TOTAL COMMERCIAL PAPER (COST $11,605,000)                                                    11,605,000
                                                                                     -------------------
                                                                                     -------------------

TOTAL INVESTMENTS IN SECURITIES - 99.7%
                     (COST $77,515,969)**                                                    91,105,313
Other Assets and Liabilities, Net - 0.3%                                                        242,299
                                                                                     -------------------
                                                                                     -------------------
Total Net Assets - 100.0%                                                                  $ 91,347,612
                                                                                     ===================
                                                                                     ===================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

GDR   Global Depositary Receipt.
+     Non-income producing security.
* Securities that may be resold to "qualified institutional buyers" under Rule 144A or pursuant to Section 4 (2) of the Securities Act of 1933, as amended. As of September 30, 2004, these securities nominated $1,173,339 which represents 1.3% of Net Assets. Following is additional information on each restricted security:

           SECURITY                    ACQUISITION COST    ACQUISITION DATE
  Samsung Electronics Co. Ltd. GDR*      $ 556,839              4/27/00
  Samsung Electronics Co. Ltd. GDR*        218,758              3/17/04
  Samsung Electronics Co. Ltd. GDR*        139,210              5/11/04
  Samsung Electronics Co. Ltd. GDR*        258,532              8/26/04

# Yields shown are annualized yields at time of purchase.

**Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

               Gross Unrealized Appreciation                      $ 15,707,608
               Gross Unrealized Depreciation                        (2,118,264)
                                                          ---------------------
                                                          ---------------------
               Net Unrealized Appreciation (Depreciation)         $ 13,589,344
                                                          =====================
                                                          =====================

                                                       WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

    SHARES                 SECURITY DESCRIPTION                 ENVIRONMENTAL RATING*                      VALUE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

COMMON STOCK - 97.6%

ADHESIVES AND SEALANTS - 7.6%
       130,000 SurModics, Inc.+                                          ER                         $ 3,087,500
                                                                                                 ---------------
                                                                                                 ---------------

ADVERTISING - 4.3%
       100,000 Aptimus, Inc.+                                            EB                           1,750,000
                                                                                                 ---------------
                                                                                                 ---------------

AUTOMATIC CONTROLS FOR REGULATING RESIDENTIAL AND COMMERCIAL - 5.9%
       496,000 Thermogenesis Corp.+                                      EB                           2,380,800
                                                                                                 ---------------
                                                                                                 ---------------

CABLE AND OTHER PAY TELEVISION SERVICES - 1.6%                           EB
       100,000 Tivo, Inc.+                                                                              662,000
                                                                                                 ---------------
                                                                                                 ---------------

COMMERCIAL PHYSICAL AND BIOLOGICAL RESEARCH - 0.7%
        50,000 Kosan Biosciences, Inc.+                                  ER                             288,000
                                                                                                 ---------------
                                                                                                 ---------------

COMMUNICATION SERVICES - 3.3%
     1,150,000 Intraware, Inc.+                                          EP                           1,357,000
                                                                                                 ---------------
                                                                                                 ---------------

ELECTROMEDICAL AND ELECTROTHERAPEUTIC APPARATUS - 0.5%
       100,000 Physiometrix, Inc.+                                       ER                             199,100
                                                                                                 ---------------
                                                                                                 ---------------

ELECTRONIC COILS, TRANSFORMERS AND OTHER INDUCTORS - 3.6%
       100,000 Vestas Wind Systems A/S                                   EP                           1,447,860
                                                                                                 ---------------
                                                                                                 ---------------

ELECTRONIC COMPONENTS AND ACCESSORIES - 3.8%
       300,000 Redback Networks, Inc.+                                   ER                           1,566,000
                                                                                                 ---------------
                                                                                                 ---------------

GROCERIES AND RELATED PRODUCTS, NOT ELSEWHERE CLASSIFIED - 0.5%
        10,000 Green Mountain Coffee Roasters, Inc.+                     BIC                            210,200
                                                                                                 ---------------
                                                                                                 ---------------

INDUSTRIAL INSTRUMENTS - 4.6%
        70,000 Ionics, Inc.+                                             ER                           1,890,000
                                                                                                 ---------------
                                                                                                 ---------------

INDUSTRIAL AND COMMERCIAL FANS AND BLOWERS AND AIR PURIFICATION - 6.0%
       500,000 Fuel-Tech N.V.+                                           ER                           2,450,000
                                                                                                 ---------------
                                                                                                 ---------------

INFORMATION RETRIEVAL SERVICES - 6.4%
       100,000 Audible, Inc.+                                            EB                           1,793,000
        25,000 Ask Jeeves, Inc.+                                         EB                             817,750
                                                                                                 ---------------
                                                                                                 ---------------

                                                                                                      2,610,750
                                                                                                 ---------------
                                                                                                 ---------------

MISCELLANEOUS ELECTRICAL INDUSTRIAL APPARATUS - 5.1%
       380,000 Quantum Fuel Systems Technology +                         EP                           2,071,000
                                                                                                 ---------------
                                                                                                 ---------------

MISCELLANEOUS FOOD STORES - 4.2%
        20,000 Whole Foods Market, Inc.                                  EP                           1,715,800
                                                                                                 ---------------
                                                                                                 ---------------

MISCELLANEOUS FRUITS AND TREE NUTS - 3.9%
        90,000 Chiquita Brands International +                           BIC                          1,566,900
                                                                                                 ---------------
                                                                                                 ---------------

MOTION PICTURE AND VIDEO TAPE PRODUCTION - 7.5%
       350,000 Lions Gate Entertainment Corp.+                           EB                           3,045,000
                                                                                                 ---------------
                                                                                                 ---------------

PAPERBOARD MILLS - 1.1%
        50,000 Mercer International, Inc.                                BIC                            435,000
                                                                                                 ---------------
                                                                                                 ---------------

PHARMACEUTICAL PREPARATIONS - 8.1%
       100,000 Atherogenics, Inc.+                                       ER                           3,295,000
                                                                                                 ---------------
                                                                                                 ---------------

PHOTOGRAPHIC EQUIPMENT AND SUPPLIES - 2.0%
        50,000 Sonic Solutions, Inc.+                                    EB                             816,000
                                                                                                 ---------------
                                                                                                 ---------------

PLATEMAKING AND RELATED SERVICES - 4.8%
       200,000 Presstek, Inc.+                                           ER                           1,934,000
                                                                                                 ---------------
                                                                                                 ---------------

PREPACKAGED SOFTWARE - 2.7%
       100,000 Packeteer, Inc.+                                          EB                           1,081,000
                                                                                                 ---------------
                                                                                                 ---------------

SEMICONDUCTORS AND RELATED DEVICES - 1.3%
       125,000 Sirenza Microdevices, Inc.+                               BIC                            530,000
                                                                                                 ---------------
                                                                                                 ---------------

SERVICES ALLIED TO MOTION PICTURE PRODUCTION - 1.6%
        14,000 Avid Technology, Inc.+                                    ER                             656,180
                                                                                                 ---------------
                                                                                                 ---------------

STATE COMMERCIAL BANKS - 0.8%
        27,500 Wainwright Bank & Trust Co.                               EP                             313,225
                                                                                                 ---------------
                                                                                                 ---------------

SURGICAL AND MEDICAL INSTRUMENTS AND APPARATUS - 5.7%
        75,000 PolyMedica Corp.                                          ER                           2,310,000
                                                                                                 ---------------
                                                                                                 ---------------


Total Common Stock (Cost $33,358,949)                                                                39,668,315
                                                                                                 ---------------
                                                                                                 ---------------

MONEY MARKET FUND - 0.1%
        32,547 Pax World Money Market Fund (Cost $32,547)                N/A                             32,547
                                                                                                 ---------------
                                                                                                 ---------------


PRINCIPAL

MONEY MARKET DEPOSIT ACCOUNT - 0.1%
       $18,736 Citibank Money Market Deposit Account (Cost $18,736)      N/A                             18,736
                                                                                                 ---------------
                                                                                                 ---------------

Total Investments in Securities - 97.8%
(Cost $33,410,232)*                                                                                  39,719,598
Other Assets and Liabilities, Net - 2.2%                                                                905,547
                                                                                                 ---------------
                                                                                                 ---------------
NET ASSETS - 100.0%                                                                                 $40,625,145
                                                                                                 ===============
                                                                                                 ===============


COVERED WRITTEN CALLS
CONTRACTS      UNDERLYING SECURITY                                       EXERCISE PRICE/EXPIRATIOVALUEE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

250            Ask Jeeves, Inc.                                          $40/December 2004              $38,125
200            Whole Foods Market, Inc.                                  $105/November 2004               1,000
                                                                                                          -----

TOTAL COVERED WRITTEN CALLS                                                                             $39,125
                                                                                                 ---------------
                                                                                                 ---------------


+ Non-income producing security.
* The investment adviser's Environmental Ratings include the following. Refer to the Fund's prospectus for more information.
BIC - Best in Class
EB - Environmentally Benign
EP - Environmentally Proactive
ER - Environmentally Responsible


*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
Gross Unrealized Appreciation                                 $8,586,826
Gross Unrealized Depreciation                                ($2,277,460)
                                                             ------------
                                                             ------------
Net Unrealized Appreciation (Depreciation)                    $6,309,366


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   November 11, 2004
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   November 11, 2004
        __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   /s/ November 11, 2004
        __________________________